FINANCIAL STATEMENT SCHEDULE I (BALANCE SHEET) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 65,419,389	$ 53,802,946	$ 15,987,478
Prepaid expenses and other current assets	10,335,501	6,689,623
Total current assets	160,068,807	142,362,550
TOTAL ASSETS	854,929,081	748,781,233
CURRENT LIABILITIES
Accrued expenses and other current liabilities	9,417,702	10,821,785
Total current liabilities	149,853,934	216,511,379
EQUITY
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2017 and 2018; 279,214,103 shares issued and 270,918,702 shares outstanding as of December 31, 2017; 351,823,578 shares issued and 332,029,752 shares outstanding as of December 31, 2018)	33,439	27,328
Additional paid in capital	368,681,449	247,076,428
Retained earnings	171,398,185	133,273,480
Accumulated other comprehensive income (loss)	(13,232,560)	13,107,187
Treasury shares, at cost (4,643,150 shares as of December 31, 2017 and 2018)	(1,748,836)	(1,748,836)
Total shareholders' equity	525,131,677	391,735,587
TOTAL LIABILITIES AND EQUITY	$ 854,929,081	$ 748,781,233
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	351,823,578	279,214,103
Ordinary shares, shares outstanding	332,029,752	270,918,702
Treasury Stock, Shares	4,643,150	4,643,150
Parent Company [Member]
CURRENT ASSETS
Cash and cash equivalents	$ 1,487,517	$ 4,536,809	$ 2,943,502	$ 2,563,083
Prepaid expenses and other current assets	186,641	700,064
Total current assets	1,674,158	5,236,873
Investments in subsidiaries	523,650,516	386,872,629
TOTAL ASSETS	525,324,674	392,109,502
CURRENT LIABILITIES
Accrued expenses and other current liabilities	192,997	373,915
Total current liabilities	192,997	373,915
EQUITY
Ordinary shares ($0.0001 par value 500,000,000 shares authorized as of December 31, 2017 and 2018; 279,214,103 shares issued and 270,918,702 shares outstanding as of December 31, 2017; 351,823,578 shares issued and 332,029,752 shares outstanding as of December 31, 2018)	33,439	27,328
Additional paid in capital	368,681,449	247,076,428
Retained earnings	171,398,185	133,273,480
Accumulated other comprehensive income (loss)	(13,232,560)	13,107,187
Treasury shares, at cost (4,643,150 shares as of December 31, 2017 and 2018)	(1,748,836)	(1,748,836)
Total shareholders' equity	525,131,677	391,735,587
TOTAL LIABILITIES AND EQUITY	$ 525,324,674	$ 392,109,502
Ordinary shares:
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	351,823,578	279,214,103
Ordinary shares, shares outstanding	332,029,752	270,918,702
Treasury Stock, Shares	4,643,150	4,643,150